(Loss) Earnings Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Components Of Earnings Loss Before Income Taxes [Line Items]
Domestic	$ 40,246	$ 33,625	$ (7,618)
Foreign	(7,888)	(4,460)	(2,802)
Income (Loss) Before Income Tax Expense (Benefit)	$ 32,358	$ 29,165	$ (10,420)